Related parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties
27.
Related parties

Parent and ultimate controlling party

There is no single ultimate controlling party. Although the shares of the Company are widely held, certain institutional investors hold meaningful positions.

Transactions with key management personnel

Board members of the Company, executive officers and top managers of major Group entities are deemed to be key management personnel. There were no other transactions with key management personnel other than their respective compensation.

Key management personnel compensation

In addition to their salaries, the Company also provides non-cash benefits to executive officers.

Executive officers also participate in the Company’s stock option and restricted share unit and performance contingent share unit plans, as described in note 20. Costs incurred for key management personnel in relation to these plans are detailed below.

Key management personnel compensation comprised:

	2025	2024
Short-term benefits	15,247	14,360
Post-employment benefits	232	719
Equity-settled share-based payment transactions	11,008	8,207
	26,487	23,286